UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL 60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:


   /s/Stephen F. Kendall          Chicago, IL              May 16, 2011
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     76
                                            ---------------------
Form 13F Information Table Value Total:     $269,793
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE
                                       2

                                                  Skyline Asset Management, L.P.
                                                           As of 3/31/11

    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
A. O. Smith Corporation        COM  NEW     831865209   3086         69,600 SH         Sole                       69,600
A. Schulman, Inc.                COM        808194104   3639        147,200 SH         Sole                      147,200
Anixter International Inc.       COM        035290105   3033         43,400 SH         Sole                       43,400
Asbury Automotive Group, Inc.    COM        043436104   6278        339,557 SH         Sole                      339,557
Ascena Retail Group, Inc.      COM  NEW     04351G101   5435        167,700 SH         Sole                      167,700
Aspen Insurance Holdings Limit   SHS        G05384105   2201         79,873 SH         Sole                       79,873
Beacon Roofing Supply, Inc.      COM        073685109   2468        120,589 SH         Sole                      120,589
Benchmark Electronics, Inc.      COM        08160H101   4497        237,039 SH         Sole                      237,039
Berkshire Hills Bancorp, Inc.    COM        084680107   2866        137,612 SH         Sole                      137,612
Big 5 Sporting Goods Corporati   COM        08915P101   2898        243,122 SH         Sole                      243,122
Big Lots, Inc.                   COM        089302103   4912        113,100 SH         Sole                      113,100
Black Box Corporation            COM        091826107   3153         89,712 SH         Sole                       89,712
Blue Coat Systems, Inc.          COM        09534T508   2720         96,600 SH         Sole                       96,600
Brady Corporation                CLA        104674106   3398         95,200 SH         Sole                       95,200
Bristow Group Inc.               COM        110394103   3377         71,400 SH         Sole                       71,400
CAI International, Inc.          COM        12477X106   2339         90,450 SH         Sole                       90,450
CBIZ, Inc.                       COM        124805102   3791        525,775 SH         Sole                      525,775
CRA International Inc.           COM        12618T105   5250        182,119 SH         Sole                      182,119
Cincinnati Bell Inc.             COM        171871106   3657      1,364,728 SH         Sole                    1,364,728
Columbia Banking System, Inc.    COM        197236102   3037        158,400 SH         Sole                      158,400
Columbus McKinnon Corporation    COM        199333105   4309        233,450 SH         Sole                      233,450
CoreLogic, Inc.                  COM        21871D103   4044        218,600 SH         Sole                      218,600
Delphi Financial Group, Inc.     CLA        247131105   4350        141,662 SH         Sole                      141,662
Douglas Dynamics, Inc.           COM        25960R105   2464        172,773 SH         Sole                      172,773
Energy Partners, LTD.            COM        29270U303   3056        169,800 SH         Sole                      169,800
FXCM Inc.                        COM        302693106   3525        270,500 SH         Sole                      270,500
First Financial Bancorp          COM        320209109   4186        250,800 SH         Sole                      250,800
GP Strategies Corporation        COM        36225V104   5580        410,306 SH         Sole                      410,306
Generac Holdings, Inc.           COM        368736104   3609        177,876 SH         Sole                      177,876
General Cable Corporation        COM        369300108   4512        104,200 SH         Sole                      104,200
Group 1 Automotive, Inc.         COM        398905109   3647         85,200 SH         Sole                       85,200
Health Management Associates,  COM  NEW     421933102   1047         96,100 SH         Sole                       96,100
Insperity, Inc.                COM  NEW     45778Q107   3011         99,100 SH         Sole                       99,100


     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
Intermec, Inc.                   COM        458786100   2297        212,900 SH         Sole                      212,900
Jos. A. Bank Clothiers, Inc.     COM        480838101   5451        107,135 SH         Sole                      107,135
Kennametal Inc.                  COM        489170100   4021        103,100 SH         Sole                      103,100
Key Energy Services, Inc.        COM        492914106   2526        162,434 SH         Sole                      162,434
Kraton Performance Polymers, I   COM        50077C106   2456         64,200 SH         Sole                       64,200
MB Financial, Inc.               COM        55264U108   3878        185,000 SH         Sole                      185,000
McCormick & Schmick's Seafood    COM        579793100   2098        288,600 SH         Sole                      288,600
McGrath RentCorp               COM  NEW     580589109   2411         88,400 SH         Sole                       88,400
Meritor, Inc.                  COM  NEW     59001K100   2717        160,127 SH         Sole                      160,127
Modine Manufacturing Company     COM        607828100   3414        211,500 SH         Sole                      211,500
Monotype Imaging Holdings Inc.   COM        61022P100   5712        393,900 SH         Sole                      393,900
NV Energy Inc.                   COM        67073Y106   4025        270,300 SH         Sole                      270,300
NeuStar, Inc.                    CLA        64126X201   3190        124,700 SH         Sole                      124,700
ON Semiconductor Corporation     COM        682189105   4301        436,194 SH         Sole                      436,194
Ocwen Financial Corporation      COM        675746309   3165        287,200 SH         Sole                      287,200
Park Sterling Corporation      COM  NEW     70086Y105   2584        532,800 SH         Sole                      532,800
Pharmaceutical Product Develop   COM        717124101   3490        126,000 SH         Sole                      126,000
R. R. Donnelley & Sons Company   COM        257867101   3746        198,000 SH         Sole                      198,000
RF Micro Devices, Inc.           COM        749941100   2830        441,500 SH         Sole                      441,500
Reinsurance Group Of America,    COM        759351604   6067         96,647 SH         Sole                       96,647
Rudolph Technologies, Inc.       COM        781270103   2298        210,100 SH         Sole                      210,100
SFN Group, Inc.                  COM        784153108   3545        251,600 SH         Sole                      251,600
SYNNEX Corporation               COM        87162W100   3550        108,454 SH         Sole                      108,454
Sabra Health Care REIT, Inc.     COM        78573L106   2461        139,766 SH         Sole                      139,766
Sanmina-SCI Corporation        COM  NEW     800907206   2316        206,600 SH         Sole                      206,600
ShoreTel, Inc.                   COM        825211105   3275        397,900 SH         Sole                      397,900
Signet Jewelers Limited          SHS        G81276100   4160         90,400 SH         Sole                       90,400
Sirona Dental Systems, Inc.      COM        82966C103   2949         58,800 SH         Sole                       58,800
Sun Healthcare Group, Inc.       COM        86677E100   2528        179,666 SH         Sole                      179,666
Swift Transportation Co., Inc.   COM        87074U101   4556        309,900 SH         Sole                      309,900
Symetra Financial Corporation    COM        87151Q106   4096        301,200 SH         Sole                      301,200
TNS, Inc.                        COM        872960109   3360        215,800 SH         Sole                      215,800
Teleflex Incorporated            COM        879369106   4176         72,020 SH         Sole                       72,020
Textainer Group Holdings Limit   SHS        G8766E109   3579         96,300 SH         Sole                       96,300
The Hanover Insurance Group, I   COM        410867105   4946        109,300 SH         Sole                      109,300
TradeStation Group, Inc.         COM        89267P105   2363        336,200 SH         Sole                      336,200


     ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
Triumph Group, Inc.              COM        896818101   5387         60,900 SH         Sole                       60,900
United Rentals, Inc.             COM        911363109   3870        116,300 SH         Sole                      116,300
Valassis Communications, Inc.  COM  NEW     918866104   3884        133,300 SH         Sole                      133,300
Validus Holdings, Ltd.           SHS        G9319H102   3220         96,600 SH         Sole                       96,600
Virtusa Corporation              COM        92827P102   3244        173,216 SH         Sole                      173,216
Warnaco Group, Inc.            COM  NEW     934390402   3580         62,600 SH         Sole                       62,600
Watts Water Technologies, Inc. COM  NEW     942749102   2696         70,600 SH         Sole                       70,600
TOTAL                                                 269793